Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts Receivable

(In thousands)	December 31, 2013	December 31, 2014
Accounts receivable	47,386	38,273
Less: Allowance for doubtful accounts	(12,111)	(9,352)

Accounts receivable, net	35,275	28,921

Schedule of Allowance for Doubtful Accounts

The following table presents movement in the allowance for doubtful accounts:

(In thousands)	December 31, 2012	December 31, 2013	December 31, 2014
Balance at beginning of the year	4,150	7,875	12,111
Additions	3,840	4,308	2,633
Reversals	(140)	(373)	(1,176)
Write-off	—	—	(4,161)
Exchange difference	25	301	(55)

Balance at end of the year	7,875	12,111	9,352